SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 14, 2023	Sep. 18, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Goodwill			$ 1,404,486		$ 1,404,486		$ 1,404,486
Revenues						$ 3,631,208	7,900,000	6,900,000
Net loss						$ (3,765,983)	$ 8,600,000	$ 8,600,000
Loss per share						$ 0.44	$ 0.99	$ 1.91
Federal insured limit			250,000		250,000		$ 250,000
Advertising expense			119,205	$ 21,692	131,125	$ 27,741	89,000	$ 39,000
Amortization of intangible assets			14,538	0	29,167	0	16,528	0
Research and development expenses			$ 402,433	$ 335,125	$ 796,072	$ 704,741	$ 1,467,936	1,378,624
Health Care, Patient Service [Member]
Product Information [Line Items]
Percentage of net revuenues					85.00%
Previously Reported [Member]
Product Information [Line Items]
Goodwill	$ 1,149,000
Net working capital	1,167,000
Acquisition costs	$ 811,000
Revision of Prior Period, Adjustment [Member] | Selling, General and Administrative Expenses [Member]
Product Information [Line Items]
Reclassified patent expenses and annuity costs								$ 236,000
Village Oaks [Member]
Product Information [Line Items]
Assets net		$ 3,500,000
Cash		$ 2,500,000
Business acquisition equity interests issued or issuable number of shares issued		564,972
Business combination consideration transferred equity interests issued and issuable		$ 1,000,000
Goodwill		$ 1,404,000